Income Taxes (Details) - Schedule of reconciliation of statutory tax rate to effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of statutory tax rate to effective tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different income tax rates in other jurisdictions	(34.11%)	0.00%	0.00%
Effect of preferential tax benefits	167.36%	(13.96%)	(14.23%)
Effect of non-deductible expenses	(54.84%)	0.35%	0.39%
Effect of research and development credits	104.55%	(1.47%)	(2.25%)
Effect of deferred tax rate change	107.53%	0.00%	0.00%
Effective tax rate	315.49%	9.81%	8.82%